CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Net revenues
Leases revenue	¥ 24,548	$ 3,526
Other revenues	2,548	366	¥ 741	¥ 309
Total net revenues	1,422,623	204,347	2,705,291	1,308,083
Cost of revenues	(1,938,626)	(278,466)	(2,197,172)	(703,699)
Gross profit (loss)	(516,003)	(74,119)	508,119	604,384
Operating expenses:
Research and development expenses	(168,982)	(24,273)	(189,680)	(99,769)
Sales and marketing expenses	(21,917)	(3,148)	(38,731)	(20,724)
General and administrative expenses	(347,633)	(49,934)	(146,684)	(125,263)
Total operating expenses	(538,532)	(77,355)	(375,095)	(245,756)
Income (loss) from operations
Interest income	3,853	553	4,234	243
Investment income	3,055	439	3,162	5,598
Interest expense and guarantee fee	(20,038)	(2,878)	(53,069)
Foreign exchange (loss) gains, net	6,809	978	(1,178)	(1,187)
Value added tax refunds	1,253	180	110,231	38,811
Other (loss) income, net	25,093	3,604	3,838	(1,124)
Income (loss) before income tax expense	(1,034,510)	(148,598)	200,242	400,969
Income tax expense | ¥			(77,810)	(25,153)
Net income (loss)	(1,034,510)	(148,598)	122,432	375,816
Foreign currency translation adjustment, net of nil tax	9,688	1,392	(65,230)
Total comprehensive income (loss)	¥ (1,024,822)	$ (147,206)	¥ 57,202	¥ 375,816
Weighted average number of shares used in per share calculation:
— Basic	2,153,172,769	2,153,172,769	1,964,499,660	1,971,589,429
— Diluted	2,153,172,769	2,153,172,769	1,978,161,073	1,971,589,429
Net earnings (loss) per share (cent per share)
— Basic | (per share)	¥ (48.05)	$ (6.90)	¥ 6.23	¥ 19.06
— Diluted | (per share)	¥ (48.05)	$ (6.90)	¥ 6.19	¥ 19.06
Share-based compensation expenses were included in:
Share-based compensation expenses	¥ 270,242	$ 38,818	¥ 18,586	¥ 95,525
Research and development expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	22,465	3,227	9,611	25,086
Sales and marketing expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	358	51	1,088	123
General and administrative expenses
Share-based compensation expenses were included in:
Share-based compensation expenses	247,419	35,540	7,887	70,316
Product
Net revenues
Net revenues	1,392,859	200,072	2,698,594	1,303,093
Service
Net revenues
Net revenues	¥ 2,668	$ 383	¥ 5,956	¥ 4,681